Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2026 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1
Common stock, shares outstanding	1